Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended	6 Months Ended	9 Months Ended
	Sep. 30, 2024	Dec. 31, 2024	Sep. 30, 2025
Statement of Cash Flows [Abstract]
Net income (loss)	$ (77,427)	$ 1,519,663	$ 4,809,256
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Formation costs paid by Sponsor in exchange for issuance of Class B ordinary shares	9,153
Formation cost paid by Sponsor in exchange for issuance of Class B ordinary shares		9,153
Payment of operation costs through promissory note – related party		111,442
Interest earned on marketable securities held in Trust Account		(1,756,198)	(7,973,982)
Payment of expenses through promissory note – related party	62,741
Changes in operating assets and liabilities:
Prepaid expenses		(21,120)	(442)
Prepaid Insurance		(332,865)	61,172
Accrued expenses	5,533	3,451	2,046,090
Net cash used in operating activities		(466,474)	(1,057,906)
Cash Flows from Investing Activities:
Investment of cash into Trust Account		(250,000,000)
Net cash used in investing activities		(250,000,000)
Cash Flows from Financing Activities:
Proceeds from sale of Units, net of underwriting discounts paid		249,000,000
Proceeds from sale of Private Placements Units		4,250,000
Repayment of promissory note – related party		(399,760)
Payment of offering costs		(276,457)
Net cash provided by financing activities		252,573,783
Net change in cash		2,107,309	(1,057,906)
Cash – beginning of period			2,107,309
Cash – end of period		2,107,309	1,049,403
Non-Cash investing and financing activities:
Deferred offering costs included in accrued offering costs	84,289
Deferred offering costs paid through promissory note – related party	193,900	288,318
Deferred underwriting fee payable		8,750,000
Deferred offering costs paid by Sponsor in exchange for issuance of Class B ordinary shares	15,847	$ 9,153
Prepaid services paid by Sponsor through the promissory note – related party	$ 1,170